COLUMBIA FUNDS SERIES TRUST
                     Registration Nos. 333-89661; 811-09645

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


     The undersigned hereby certifies on behalf of Columbia Funds Series Trust (the "Trust") that the forms of prospectuses for the series of the Trust identified on Schedule I that would have been filed pursuant to 17 C.F.R.
230.497(c) do not differ from the prospectuses contained in Post-Effective Amendment No. 67 under the 1933 Act and Amendment No. 68 under the 1940 Act, the text of which was filed electronically on June 27, 2008.

     IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 3rd day of July, 2008.


                                                 COLUMBIA FUNDS SERIES TRUST


                                                 /s/ Peter T. Fariel
                                                 -----------------------------
                                                 Peter T. Fariel
                                                 Assistant Secretary




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                                   Schedule I

Columbia Convertible Securities Fund
Columbia Global Value Fund
Columbia International Value Fund
Columbia Large Cap Core Fund
Columbia Large Cap Enhanced Core Fund
Columbia Large Cap Index Fund
Columbia Large Cap Value Fund
Columbia Marsico 21st Century Fund
Columbia Marsico Focused Equities Fund
Columbia Marsico Growth Fund
Columbia Marsico International Opportunities Fund
Columbia Mid Cap Index Fund
Columbia Mid Cap Value Fund
Columbia Multi-Advisor International Equity Fund
Columbia Small Cap Growth Fund II
Columbia Small Cap Index Fund
Columbia Small Cap Value Fund II